Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	$ 94,147,756	$ 14,169,015	$ 12,506,157
Acquisition through business combination	2,418,702	82,030,280	3,747,935
Additions	275,609	93,347	44,648
Amortization expenses	(2,101,080)	(1,809,774)	(1,058,392)
Disposal		(7,888)
Impairment	(29,026,050)	(298,424)
Exchange difference	(776,303)	(28,800)	(1,071,333)
Ending balance	64,938,634	94,147,756	14,169,015
Goodwill [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	60,741,929	9,672,476	8,111,362
Acquisition through business combination	1,943,850	51,069,453	2,279,812
Additions
Amortization expenses
Disposal
Impairment	(28,165,304)
Exchange difference	(560,422)		(718,698)
Ending balance	33,960,053	60,741,929	9,672,476
Trademarks [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	22,012,822	579,450
Acquisition through business combination		21,486,396	572,159
Additions	871
Amortization expenses	(50,876)	(52,205)	(13,571)
Disposal
Impairment	(450,092)
Exchange difference	(23,481)	(819)	20,862
Ending balance	21,489,244	22,012,822	579,450
Customer Relationships [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	10,267,968	3,188,322	3,724,074
Acquisition through business combination	474,852	8,496,699	685,334
Additions
Amortization expenses	(1,693,877)	(1,402,133)	(903,515)
Disposal
Impairment	(358,522)
Exchange difference	(113,205)	(14,920)	(317,571)
Ending balance	8,577,216	10,267,968	3,188,322
Website Platform [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	330,512	443,749	315,392
Acquisition through business combination			210,630
Additions
Amortization expenses	(108,233)	(111,530)	(60,388)
Disposal
Impairment	(52,132)
Exchange difference	(17,738)	(1,707)	(21,885)
Ending balance	152,409	330,512	443,749
Computer software [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	794,525	285,018	355,329
Acquisition through business combination		977,732
Additions	274,738	93,347	44,648
Amortization expenses	(248,094)	(243,906)	(80,918)
Disposal		(7,888)
Impairment		(298,424)
Exchange difference	(61,457)	(11,354)	(34,041)
Ending balance	759,712	794,525	285,018
Cost [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	99,320,165	16,513,291	13,962,822
Ending balance	100,681,680	99,320,165	16,513,291
Cost [Member] | Goodwill [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	60,741,929	9,672,476	8,111,362
Ending balance	62,072,215	60,741,929	9,672,476
Cost [Member] | Trademarks [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	22,083,887	595,256
Ending balance	22,046,603	22,083,887	595,256
Cost [Member] | Customer Relationships [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	13,788,135	5,291,436	5,083,092
Ending balance	13,927,330	13,788,135	5,291,436
Cost [Member] | Website Platform [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	566,591	566,591	386,561
Ending balance	530,650	566,591	566,591
Cost [Member] | Computer software [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	2,139,623	387,532	381,807
Ending balance	2,104,882	2,139,623	387,532
Accumulated Impairment [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(296,567)		(1,456,665)
Ending balance	(28,955,583)	(296,567)
Accumulated Impairment [member] | Goodwill [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance	(28,112,162)
Accumulated Impairment [member] | Trademarks [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance	(441,032)
Accumulated Impairment [member] | Customer Relationships [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance			(1,359,018)
Ending balance	(351,306)
Accumulated Impairment [member] | Website Platform [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance			(71,169)
Ending balance	(51,083)
Accumulated Impairment [member] | Computer software [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(296,567)		(26,478)
Ending balance		(296,567)
Accumulated Amortization [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(4,875,842)	(2,344,276)
Ending balance	(6,787,463)	(4,875,842)	(2,344,276)
Accumulated Amortization [member] | Goodwill [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance
Accumulated Amortization [member] | Trademarks [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(71,065)	(15,806)
Ending balance	(116,327)	(71,065)	(15,806)
Accumulated Amortization [member] | Customer Relationships [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(3,520,167)	(2,103,114)
Ending balance	(4,998,808)	(3,520,167)	(2,103,114)
Accumulated Amortization [member] | Website Platform [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(236,079)	(122,842)
Ending balance	(327,158)	(236,079)	(122,842)
Accumulated Amortization [member] | Computer software [member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	(1,048,531)	(102,514)
Ending balance	$ (1,345,170)	$ (1,048,531)	$ (102,514)